Reconciliation of profit before taxation to headline operating profit - Summary of reconciliation of operating profit to headline operating profit (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of operating profit to headline operating profit [Abstract]
Profit before taxation	£ 204.3	£ 418.6
Finance and investment income	102.4	55.5
Finance costs	(230.7)	(144.9)
Revaluation and retranslation of financial instruments	25.5	33.1
Profit before interest and taxation	307.1	474.9
(Earnings)/loss from associates - after interest and tax	(1.0)	63.8
Operating profit	306.1	538.7
Goodwill impairment	52.9	0.0
Amortisation and impairment of acquired intangible assets	36.6	31.5
Investment and other impairment charges	11.0	0.0
Restructuring and transformation costs	86.8	81.2
Restructuring costs in relation to COVID-19	180.0	0.0
Property related costs	180.0	0.0
Losses on disposal of investments and subsidiaries	2.9	48.1
Gains on remeasurement of equity interests arising from a change in scope of ownership	0.0	60.4
Litigation settlement	(10.0)	0.0
Headline operating profit	£ 666.3	£ 639.1